Note 12 - Income Taxes - Schedule of Deferred Income Taxes (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Loss before income taxes	$ (3,511,667)	$ (5,231,295)	$ (4,023,504)
Statutory rate	27.00%	26.00%	26.00%
Expected income tax	$ (948,150)	$ (1,360,137)	$ (1,046,111)
Effect of different tax rates in foreign jurisdictions	(38,010)	9,728	343
Non-deductible share-based payments	353,360	700,198	485,943
Other permanent items	2,766	3,360	2,022
Change in deferred tax assets not recognized	151,738	1,921,226	3,518,776
Impact of change in tax rates		(348,020)
Impact of change in expected manner of recovery			853,274
Share issuance costs	(172,294)	(399,602)	(39,241)
True-ups and other	650,590	(526,753)	(3,775,006)
Deferred income tax (recovery) expenses